Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2021	$ 277,175	$ 1,301	$ 291,448	$ 366	$ (5,903)	$ (10,037)
Changes in equity
Loss for the year	(22,456)	0	0	0	0	(22,456)
Other comprehensive income/(loss)	(6,574)	0	0	558	(7,132)	0
Total comprehensive income/(loss) for the year	(29,030)	0	0	558	(7,132)	(22,456)
Share-based compensation expense	1,671	0	0	1,671	0	0
Total transactions with owners	1,671	0	0	1,671	0	0
Ending balance at Dec. 31, 2022	249,816	1,301	291,448	2,595	(13,035)	(32,493)
Changes in equity
Loss for the year	(35,587)	0	0	0	0	(35,587)
Other comprehensive income/(loss)	2,433	0	0	(95)	2,528	0
Total comprehensive income/(loss) for the year	(33,154)	0	0	(95)	2,528	(35,587)
Share-based compensation expense	2,291	0	0	2,291	0	0
Share option exercises	15	0	15	(140)	0	140
Total transactions with owners	2,306	0	15	2,151	0	140
Ending balance at Dec. 31, 2023	218,968	1,301	291,463	4,651	(10,507)	(67,940)
Changes in equity
Loss for the year	(38,961)	0	0	0	0	(38,961)
Other comprehensive income/(loss)	(2,227)	0	0	(173)	(2,054)	0
Total comprehensive income/(loss) for the year	(41,188)	0	0	(173)	(2,054)	(38,961)
Share-based compensation expense	1,171	0	0	1,171	0	0
Transfer of share options	0	0	0	(455)	0	455
Total transactions with owners	1,171	0	0	716	0	455
Ending balance at Dec. 31, 2024	$ 178,951	$ 1,301	$ 291,463	$ 5,194	$ (12,561)	$ (106,446)